POST-EMPLOYMENT BENEFIT - Estimated Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current.
Vacation allowance	R$ 282,101	R$ 221,194
PDV - Voluntary Dismissal Program		280,246
Payroll	259,754	223,348
Vacation Charges	80,393	118,124
Provision end-of-year bonus	7,408	5,189
Profit or income sharing	230,500	679,933
Charges on end-of-year bonus		15,981
Social security contribution	48,052	17,313
Others	50,572	73,605
Total current	R$ 958,780	R$ 1,634,933